Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party [Abstract]
Related Party

Note 6 - Related Party

Due from Related Parties

Non-interest bearing amounts due on demand from a related party were $666,000 as of September 30, 2017 and December 31, 2016, and consist primarily of amounts due from Sysorex Consulting, Inc. (“SCI”). Subsequent to December 31, 2014, SCI is no longer a direct shareholder or investor in the Company. The amounts due from SCI as of September 30, 2017 and December 31, 2016 have been classified in and as a reduction of stockholders’ equity. Subsequent to September 30, 2017, the Company is in negotiations with SCI for the repayment and settlement of this receivable through the purchase of Sysorex India, a wholly owned subsidiary of SCI. The Company cannot provide assurance it will be successful in the consummation of the arrangement.

Note 6 — Related Party

Due from Related Parties

Non-interest bearing amounts due on demand from a related party were $666,000 as of December 31, 2016 and 2015, and consist primarily of amounts due from Sysorex Consulting, Inc. (SCI). Subsequent to December 31, 2014, SCI is no longer a direct shareholder or investor in the Company. The amounts due from SCI as of December 31, 2016 and 2015 have been classified in and as a reduction of stockholders’ equity. Subsequent to December 31, 2016 the Company is in negotiations with SCI for the repayment and settlement of this receivable through the purchase of Sysorex India, a wholly owned subsidiary of SCI. The Company cannot provide assurance it will be successful in the consummation of the arrangement.

Consulting Services Ordering Agreement Amendment

On March 25, 2016 but effective as of March 16, 2016, the Company entered into an Amendment No. 3 to its Consulting Services Ordering Agreement with Mr. A Salam Qureishi, who served as Chairman of the Board and a Director of the Company (the “Consultant”) until September 30, 2016 (the “Amended Agreement”), pursuant to which the Company agreed to pay the Consultant a fee of $20,000 per month for all consulting services performed during the term of the Consulting Services Ordering Agreement. In addition, the Amended Agreement provided for an extension of the original term of the Consulting Services Ordering Agreement for an additional nine months from March 31, 2016 to December 31, 2016. For the years ended December 31, 2016 and 2015 the Company recorded a charge of $270,000 and $360,000, respectively.